Summary of Significant Accounting Policies - Earnings Per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EPS - basic
Net income attributable to common shareholders	$ 97.3	$ 260.9	$ 184.4
Basic weighted average common shares outstanding	125.8	124.5	122.4
EPS - basic	$ 0.77	$ 2.10	$ 1.51
EPS - diluted
Net income attributable to common shareholders	$ 97.3	$ 260.9	$ 184.4
Basic weighted average common shares outstanding	125.8	124.5	122.4
Effect of dilutive securities:
Dilutive stock awards	2.6	2.0	1.8
Diluted weighted average common shares outstanding	128.4	126.5	124.2
EPS - diluted	$ 0.76	$ 2.06	$ 1.48